Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) (Parenthetical)	Sep. 24, 2024
Condensed Consolidated Interim Statements Of Loss And Comprehensive Loss Unaudited
Reverse stock split	1-for-2.5 reverse stock split